Note 9 - Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
10
.
Stock
-Based Compensation

2016 Omnibus Incentive Plan

The Sun BioPharma, Inc. 2016 Omnibus Incentive Plan (the “2016 Plan”) was adopted by our Board of Directors in March 2016 and approved by our stockholders at our annual meeting of stockholders on May 17, 2016. The 2016 Plan permits the granting of incentive and non-statutory stock options, restricted stock, stock appreciation rights, performance units, performance shares and other stock awards to eligible employees, directors and consultants. We grant options to purchase shares of common stock under the 2016 Plan at no less than the fair market value of the underlying common stock as of the date of grant. Options granted under the Plan have a maximum term of ten years. Under the Plan, a total of 15,000,000 shares of common stock are reserved for issuance. As of June 30, 2016, no awards were outstanding under the 2016 Plan.

2011 Stock Option Plan

The Sun BioPharma, Inc. 2011 Stock Option Plan (the “2011 Plan”) was adopted by the our Board of Directors in September, 2011 and approved by our stockholders in January, 2012. In conjunction with stockholder approval of the 2016 Plan, the Board terminated the 2011 Plan, although awards outstanding under the 2011 Plan will remain outstanding in accordance with and pursuant to the terms thereof. Options granted under the 2011 Plan have a maximum term of ten years and generally vest over zero to two years for employees. As of June 30, 2016, options to purchase 3,163,600 shares of common stock remained outstanding under the 2011 Plan.

We recognize stock-based compensation based on the value of the portion of awards that are ultimately expected to vest. Guidance requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The term “forfeitures” is distinct from “cancellations” or “expirations” and represents only the unvested portion of a surrendered option. We will re-evaluate this estimate periodically and adjust the forfeiture rate on a prospective basis as necessary. Ultimately, the actual expense recognized over the vesting period will only be for those shares that actually vest.

There were no options granted during the six months ended June 30, 2016.

9
.     Share-Based Compensation

The Sun BioPharma, Inc. 2011 Stock Option Plan (the “Plan”) was adopted by the SBR Board of Directors in September, 2011 and approved by SBR shareholders in January, 2012. We assumed the Plan as part of the Merger. The Plan permits the granting of incentive and non-statutory stock options, restricted stock, stock appreciation rights, performance units, performance shares and other stock awards to eligible employees, directors and consultants. We grant options to purchase shares of common stock under the Plan at no less than the fair market value of the underlying common stock as of the date of grant. Options granted under the Plan have a maximum term of ten years and generally vest over zero to two years for employees. Under the Plan, a total of 14,000,000 shares of common stock were originally reserved for issuance. As of December 31, 2015, 5,722,264 shares remained available for the issuance of future grants under the Plan and options to purchase 3,463,600 shares of common stock were outstanding under the Plan.

We recognize share-based compensation based on the value of the portion of awards that are ultimately expected to vest. Guidance requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The term “forfeitures” is distinct from “cancellations” or “expirations” and represents only the unvested portion of a surrendered option. We will re-evaluate this estimate periodically and adjust the forfeiture rate on a prospective basis as necessary. Ultimately, the actual expense recognized over the vesting period will only be for those shares that actually vest.

A summary of option activity is as follows:

	Shares Underlying Options	Weighted Average Exercise Price Per Share
Options outstanding at December 31, 2013	6,851,352	$0.24
Granted	780,000	0.24
Exercised	(2,143,600)	0.23
Cancelled	—	—
Forfeitures	—	—
Options outstanding at December 31, 2014	5,487,752	$0.24
Granted	5,340,000	0.32
Exercised	(2,590,536)	0.20
Cancelled	(4,773,616)	0.22
Forfeitures	—	—
Options outstanding at December 31, 2015	3,463,600	$0.27

Options exercisable at December 31, 2015	3,463,600	$0.27

A summary of the status of our unvested shares during the year ended and as of December 31, 2015 is as follows:

	Shares Under Option	Weighted Average Grant-Date Fair Value
Unvested at December 31, 2014	2,224	$0.06
Granted	5,340,000	0.18
Vested	(5,342,224)	0.18
Forfeitures	—	—
Unvested at December 31, 2015	—	$—

Information about stock options outstanding, vested and expected to vest as of December 31, 2015, is as follows:

			Outstanding, Vested and Expected to Vest			Options Vested
				Weighted Average			Weighted Average
				Remaining	Weighted		Remaining
Per Share				Contractual	Average	Options	Contractual
Exercise Price			Shares	Life (Years)	Exercise Price	Exercisable	Life (Years)
$ 0.09	–	0.11	563,600	6.85	$0.10	563,600	6.85
0.23	–	0.25	460,000	8.11	0.25	460,000	8.11
	0.32		2,440,000	9.18	0.32	2,440,000	9.18
			3,463,600	8.66	$0.27	3,463,600	8.66

The cumulative grant date fair value of employee options vested during the years ended December 31, 2015 and 2014 was $933,000 and $105,000, respectively. Total proceeds received for options exercised during the years ended December 31, 2015 and 2014 were $693,000 and $493,000, respectively.

The assumptions used in calculating the fair value under the Black-Scholes option valuation model are set forth in the following table for options issued by the Company for the years ended December 31, 2015, 2014 and 2013:

	2015			2014
Common stock fair value		$0.32		$0.11	-	$0.23
Risk-free interest rate	1.57%	-	1.61%	0.75%	-	1.76%
Expected dividend yield		0%			0%
Expected option life (years)		5.0			5.0
Expected stock price volatility	62.60%	-	64.59%	69.37%	-	70.93%

Nonemployee Stock-Based Compensation

We account for stock options granted to nonemployees in accordance with FASB ASC 505. In connection with stock options granted to nonemployees, which were fully vested upon issuance, we recorded $70,000 and $26,000 for nonemployee stock-based compensation during the years ended December 31, 2015 and 2014, respectively.

Stock-Based Payments

In the first quarter of 2015, our Board of Directors authorized the issuance of 132,964 shares of our common stock to two vendors who agreed to provide services to the Company upon terms that provided for a portion of their consideration to be paid in shares of our common stock. The fair value of each share of common stock was determined by our Board of Directors, and accordingly, we recorded an expense of $42,000.

In the first quarter of 2014, we engaged an outside consultant to provide certain services to us upon terms that provided for a portion of the consideration to be paid in shares of our common stock. In conjunction with this agreement, our Board of Directors authorized the issuance of 400,000 shares of our common stock. The fair value of each share of common stock was determined by our Board of Directors, and accordingly, we recorded an expense of $91,000.